Note 5 - Exploratory Well Costs (Details) - USD ($) $ in Thousands	4 Months Ended	6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Aug. 21, 2020	Dec. 31, 2019
Beginning capitalized exploratory well costs	$ 41,524	$ 32,592	$ 11,427	$ 0
Additions to exploratory well costs	53,462	75,289	48,169	58,435
Reclassification to proved properties	(62,394)	(106,749)	(18,072)	(47,008)
Exploratory well costs charged to exploration and abandonment expense	0	0	0	0
Ending capitalized exploratory well costs	$ 32,592	$ 1,132	$ 41,524	$ 11,427